INVESTMENT SECURITIES (Details 2)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2010 Greek Governments Debt Securities [Member] EUR (€)	Dec. 31, 2010 Debt securities issued by other governments and public entities EUR (€)	Dec. 31, 2010 Corporate debt securities issued by companies incorporated outside Greece EUR (€)
Held To Maturity Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	$ 5,192,348,000	€ 3,611,797,000	€ 99,604,000	€ 3,501,126,000	€ 105,671,000	€ 5,000,000
Gross Unrealized Gains				0	8,263,000	0
Gross Unrealized (Losses)				(991,075,000)	(2,161,000)	0
Fair Value				2,510,051,000	111,773,000	5,000,000
Held To Maturity Securities Continuous Unrealized Loss Position Fair Value Aggregate Losses [Abstract]
Fair Value Less than 12 months				1,311,591,000	0
Unrealized Losses Less than 12 months				(285,573,000)	0
Fair Value 12 months or longer				1,198,461,000	19,194,000
Unrealized Losses 12 months or longer				(705,502,000)	(2,161,000)
Fair Value Total				2,510,052,000	19,194,000
Unrealized Losses Total				(991,075,000)	(2,161,000)
Scheduled Maturities Of Held To Maturity Securities Amortized Cost [Abstract]
Due in one year or less		172,444,000
Due from one to five years		1,346,954,000
Due from five to ten years		1,946,552,000
Due after ten years		145,847,000
Total		3,611,797,000
Scheduled Maturities Of Held To Maturity Securities Fair Value [Abstract]
Due in one year or less		168,820,000
Due from one to five years		1,104,485,000
Due from five to ten years		1,228,937,000
Due after ten years		124,582,000
Total		2,626,824,000
Held To Maturity Securities Textuals [Abstract]
The carrying amount of the Group's held-to-maturity investment securities			99,600,000
Total net unrealized gains			600,000
Trading and AFS Reclass to HTM		2,203,300,000
Unrealized losses in AOCI relating to HTM securities reclassified from AFS		171,000,000
Unrealized losses for 12 months or longer in AOCI relating to HTM securities reclassified from AFS		169,000,000
HTM pledged as collateral		€ 1,729,000,000	€ 0